Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
382,029	Xtrackers USD High Yield Corporate Bond ETF	$19,097,630	1.9

	Total Exchange-Traded Funds
	(Cost $17,582,812)	19,097,630	1.9

MUTUAL FUNDS: 97.8%
	Affiliated Investment Companies: 97.8%
7,451,442	Voya Emerging Markets Index Portfolio - Class P2	107,673,341	10.9
17,604,192	Voya International Index Portfolio - Class P2	204,208,628	20.7
3,070,106	Voya Russell Mid Cap Index Portfolio - Class P2	44,516,530	4.5
3,321,254	Voya Russell Small Cap Index Portfolio - Class P2	58,919,045	6.0
4,644,898	Voya U.S. Bond Index Portfolio - Class P2	50,443,595	5.1
24,648,136	Voya U.S. Stock Index Portfolio - Class P2	497,892,341	50.6

	Total Mutual Funds
	(Cost $800,438,791)	963,653,480	97.8

	Total Investments in Securities (Cost $818,021,603)	$982,751,110	99.7
	Assets in Excess of Other Liabilities	2,562,414	0.3
	Net Assets	$985,313,524	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,097,630	$–	$–	$19,097,630
Mutual Funds	963,653,480	–	–	963,653,480
Total Investments, at fair value	$982,751,110	$–	$–	$982,751,110
Other Financial Instruments+
Futures	741,064	–	–	741,064
Total Assets	$983,492,174	$–	$–	$983,492,174
Liabilities Table
Other Financial Instruments+
Futures	$(87,166)	$–	$–	$(87,166)
Total Liabilities	$(87,166)	$–	$–	$(87,166)

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$94,397,219	$12,451,568	$(1,663,778)	$2,488,332	$107,673,341	$-	$262,910	$-
Voya International Index Portfolio - Class P2	194,755,051	7,164,634	(3,789,341)	6,078,284	204,208,628	-	741,400	-
Voya Russell Mid Cap Index Portfolio - Class P2	41,917,329	1,153,637	(2,229,342)	3,674,906	44,516,530	-	(315,469)	-
Voya Russell Small Cap Index Portfolio - Class P2	39,213,332	20,813,792	(4,639,428)	3,531,349	58,919,045	-	1,752,315	-
Voya U.S. Bond Index Portfolio - Class P2	47,221,159	6,152,812	(861,935)	(2,068,441)	50,443,595	349,958	39,477	-
Voya U.S. Stock Index Portfolio - Class P2	490,122,350	15,883,948	(28,450,116)	20,336,159	497,892,341	-	8,363,688	-
	$907,626,440	$63,620,391	$(41,633,940)	$34,040,589	$963,653,480	$349,958	$10,844,321	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	87	06/18/21	$9,535,200	$(87,166)
S&P 500® E-Mini	63	06/18/21	12,497,310	200,585
			$22,032,510	$113,419
Short Contracts:
U.S. Treasury 10-Year Note	(161)	06/21/21	(21,080,937)	540,479
			$(21,080,937)	$540,479

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $823,614,616.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$161,535,442
Gross Unrealized Depreciation	(1,745,050)
Net Unrealized Appreciation	$159,790,392